PROPERTY AND EQUIPMENT, NET - Depreciation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation expense
Depreciation of property and equipment	¥ 682,451	¥ 352,480	¥ 212,873
Cost of revenue
Depreciation expense
Depreciation of property and equipment	674,560	345,025	206,724
General and administrative expenses
Depreciation expense
Depreciation of property and equipment	7,319	6,902	5,425
Research and development expenses
Depreciation expense
Depreciation of property and equipment	¥ 572	¥ 553	¥ 724